AB Growth Fund

Portfolio of Investments

October 31, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.2%
Information Technology – 30.9%
Communications Equipment – 1.3%
Arista Networks, Inc.(a)	53,770	$22,029,031

Electronic Equipment, Instruments & Components – 2.4%
Cognex Corp.	207,010	18,132,006
IPG Photonics Corp.(a)	93,790	14,913,548
Novanta, Inc.(a)	42,310	7,301,013

		40,346,567

IT Services – 7.1%
EPAM Systems, Inc.(a)	18,450	12,421,278
PayPal Holdings, Inc.(a)	139,340	32,409,091
Visa, Inc. - Class A(b)	342,038	72,433,387

		117,263,756

Semiconductors & Semiconductor Equipment – 8.7%
ASML Holding NV ADR	16,510	13,420,649
NVIDIA Corp.	195,890	50,083,196
QUALCOMM, Inc.	361,400	48,080,656
Xilinx, Inc.	181,562	32,681,160

		144,265,661

Software – 11.4%
Adobe, Inc.(a)	87,840	57,127,623
Autodesk, Inc.(a)	49,840	15,829,682
Dolby Laboratories, Inc. - Class A	180,090	15,910,952
Fair Isaac Corp.(a)	30,450	12,125,190
Fortinet, Inc.(a)	74,530	25,067,420
Manhattan Associates, Inc.(a)	152,210	27,632,203
PTC, Inc.(a)	120,770	15,380,060
Tyler Technologies, Inc.(a)	35,170	19,105,047

		188,178,177

		512,083,192

Consumer Discretionary – 18.4%
Diversified Consumer Services – 1.3%
Bright Horizons Family Solutions, Inc.(a)	61,290	10,174,140
Chegg, Inc.(a) (b)	197,130	11,717,407

		21,891,547

Hotels, Restaurants & Leisure – 2.1%
Chipotle Mexican Grill, Inc. - Class A(a)	11,670	20,761,280
Domino’s Pizza, Inc.	28,290	13,832,961

		34,594,241

Internet & Direct Marketing Retail – 7.9%
Amazon.com, Inc.(a)	34,750	117,191,943
Etsy, Inc.(a)	57,100	14,314,399

		131,506,342

Company	Shares	U.S. $ Value

Specialty Retail – 5.1%
Burlington Stores, Inc.(a)	42,820	$11,830,738
Home Depot, Inc. (The)	144,780	53,820,517
National Vision Holdings, Inc.(a)	294,451	18,149,960

		83,801,215

Textiles, Apparel & Luxury Goods – 2.0%
NIKE, Inc. - Class B	199,770	33,419,523

		305,212,868

Health Care – 17.7%
Biotechnology – 1.7%
Vertex Pharmaceuticals, Inc.(a)	152,120	28,131,552

Health Care Equipment & Supplies – 8.3%
ABIOMED, Inc.(a)	47,000	15,605,880
Align Technology, Inc.(a)	42,040	26,248,515
Edwards Lifesciences Corp.(a)	293,700	35,191,134
IDEXX Laboratories, Inc.(a)	17,174	11,440,288
Insulet Corp.(a)	39,640	12,289,193
Intuitive Surgical, Inc.(a)	100,949	36,455,712

		137,230,722

Health Care Providers & Services – 3.9%
UnitedHealth Group, Inc.	139,960	64,447,381

Health Care Technology – 0.9%
Veeva Systems, Inc.—Class A(a)	47,920	15,191,119

Life Sciences Tools & Services – 0.6%
Illumina, Inc.(a)	26,190	10,870,422

Pharmaceuticals – 2.3%
Zoetis, Inc.	175,810	38,010,122

		293,881,318

Communication Services – 16.5%
Entertainment – 2.1%
Electronic Arts, Inc.	64,632	9,064,638
Take-Two Interactive Software, Inc.(a)	144,670	26,185,270

		35,249,908

Interactive Media & Services – 14.4%
Alphabet, Inc. - Class C(a)	48,936	145,115,303
Cargurus, Inc.(a)	197,620	6,628,175
Meta Platforms, Inc. - Class A(a)	265,570	85,930,485

		237,673,963

		272,923,871

Industrials – 6.7%
Building Products – 2.1%
Allegion PLC	117,050	15,017,515
Trex Co., Inc.(a)	178,130	18,953,032

		33,970,547

Company	Shares	U.S. $ Value

Commercial Services & Supplies – 1.4%
Copart, Inc.(a)	153,610	$23,854,097

Electrical Equipment – 0.8%
AMETEK, Inc.	105,440	13,960,256

Industrial Conglomerates – 1.5%
Roper Technologies, Inc.	50,320	24,549,618

Machinery – 0.9%
IDEX Corp.	64,540	14,364,668

		110,699,186

Consumer Staples – 5.1%
Beverages – 2.0%
Monster Beverage Corp.(a)	386,378	32,842,130

Food & Staples Retailing – 3.1%
Costco Wholesale Corp.	103,670	50,957,952

		83,800,082

Materials – 1.0%
Chemicals – 1.0%
Sherwin-Williams Co. (The)	53,990	17,093,774

Financials – 0.9%
Capital Markets – 0.9%
MarketAxess Holdings, Inc.	37,270	15,231,131

Total Common Stocks (cost $819,662,613)		1,610,925,422

SHORT-TERM INVESTMENTS – 2.9%
Investment Companies – 2.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $47,970,206)	47,970,206	47,970,206

Total Investments – 100.1% (cost $867,632,819)(f)		1,658,895,628
Other assets less liabilities – (0.1)%		(2,060,295)

Net Assets – 100.0%		$1,656,835,333

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of October 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $800,722,715 and gross unrealized depreciation of investments was $(9,459,906), resulting in net unrealized appreciation of $791,262,809.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Growth Fund

October 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$1,610,925,422	$—	$—	$1,610,925,422
Short-Term Investments	47,970,206	—	—	47,970,206

Total Investments in Securities	1,658,895,628	—	—	1,658,895,628
Other Financial Instruments(b)	—	—	—	—

Total	$1,658,895,628	$—	$—	$1,658,895,628

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2021 is as follows:

Fund	Market Value 07/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$15,978	$71,420	$39,428	$47,970	$1